Investments In Unconsolidated Affiliates (Investments In Unconsolidated Affiliates) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Investments in unconsolidated affiliates	$ 107.1	$ 104.3
Discovery [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in unconsolidated affiliates	106.9	104.1
Ownership interest percentage	40.00%	40.00%
Other [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in unconsolidated affiliates	$ 0.2	$ 0.2
Ownership interest percentage	50.00%	50.00%